Expense Example {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - Retail PRO-10 - Fidelity Strategic Dividend & Income Fund - Fidelity Strategic Dividend & Income Fund
Jan. 29, 2021 USD ($)
Expense Example:
1 year	$ 72
3 years	224
5 years	390
10 years	$ 871